Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
NOTE 14 – DISCONTINUED OPERATIONS
On March 20, 2024, the Company entered into the Purchase Agreement to sell AxoBio and closed the AxoBio Disposition on March 26, 2024 as detailed in Note 1. The assets and liabilities of AxoBio are classified as available for sale in the accompanying unaudited condensed consolidated balance sheets and consist of the following:

	March 31, 2024	December 31, 2023
Assets available for sale
Cash and cash equivalents	$—	$804,277
Accounts receivable, net	—	7,713,600
Prepaid expenses	—	251,086
Inventories	—	3,038,179
Property and equipment, net	—	63,384
Intangible assets, net	—	22,262,568
Goodwill	—	19,188,278

Total assets available for sale	$—	$53,321,372

Liabilities available for sale
Accounts payable	$—	$8,520,243
Accrued interest	—	134,961
Accrued interest, related party	—	98,982
Other accrued expenses	—	468,652
Loans payable, current	—	1,505,070
Related party loans, current	—	5,610,000
Earnout liability	—	8,000,000
Deferred income taxes	—	5,536,923

Total liabilities available for sale	$—	$29,874,831

The significant components of discontinued operations in the accompanying unaudited condensed consolidated statements of income are as follows:

	For the Three Months Ended March 31,
	2024	2023
Operating expenses:
Selling and marketing	$100,000	$—
Research and development	89,972	—
General and administrative	470,686	—
Depreciation and amortization	636,449	—

Total operating expenses	1,297,107	—

Loss from operations	(1,297,107)	—

Other income (expense):
Amortization of debt discount	(4,242)
Interest expense, related party	(89,448)	—
Interest expense	(17,571)	—

Total other (expense) income	(111,261)	—

Loss before income taxes	(1,408,368)	—
Income tax benefit, deferred	156,092	—

Discontinued operations, net	$(1,252,276)	$—

NOTE 15 – Discontinued Operations
On March 20, 2024, the Company entered into the Purchase Agreement to sell AxoBio and closed on such sale on March 26, 2024 as detailed in Note 1. The assets and liabilities of AxoBio are classified as available for sale in the accompanying consolidated balance sheets and consist of the following:

	December 31,
	2023	2022
Assets available for sale
Cash and cash equivalents	$804,277	$—
Accounts receivable, net	7,713,600	—
Prepaid expenses	251,086	—
Inventories	3,038,179	—
Property and equipment, net	63,384	—
Intangible assets, net	22,262,568	—
Goodwill	19,188,278	—

Total assets available for sale	$53,321,372	$—

Liabilities available for sale
Accounts payable	$8,520,243	$—
Accrued interest	134,961	—
Accrued interest, related party	98,982	—
Other accrued expenses	468,652	—
Loans payable, current	1,505,070	—
Related party loans, current	5,610,000	—
Earnout liability	8,000,000	—
Deferred income taxes	5,536,923	—

Total liabilities available for sale	$29,874,831	$—

The significant components of discontinued operations in the accompanying consolidated statements of income are as follows:

	Year Ended December 31,
	2023	2022
Revenue	$4,456,816	$—
Cost of sales	3,620,651	—

Gross profit	836,165	—

Operating expenses:
Selling and marketing	6,829,520	—
Research and development	403,616	—
General and administrative	2,525,715	—
Depreciation and amortization	1,015,894	—

Total operating expenses	10,774,745	—

Loss from operations	(9,938,580)	—

Other income (expense):
Other income	7	—
Amortization of debt discount	(7,070)
Interest expense, related party	(164,611)	—
Interest expense	(32,221)	—
Inventory write-down	(4,754,357)	—
Change in fair value of earnout liability	13,482,292	—

Total other (expense) income	8,524,040	—

Loss before income taxes	(1,414,540)	—
Income tax benefit, deferred	2,174,705	—

Discontinued operations, net	$760,165	$—